Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Geographic Components of Income before Income Taxes

	Year Ended December 31,
U.S.$ millions	2024	2023
Canada	83	100
U.S.	335	462
Income before income taxes	418	562
Provision for Income Taxes

	Year Ended December 31,
U.S.$ millions	2024	2023
Current
Canada	11	15
U.S.	32	38
	43	53
Deferred
Canada	15	8
U.S.	44	59
	59	67
Income tax expense	102	120
Reconciliation of Income Tax Expense

	Year Ended December 31,
U.S.$ millions	2024	2023
Income before income taxes	418	562
Federal and provincial statutory tax rate	23%	23%
Expected income tax expense (recovery)	96	129
Foreign tax rate differential	1	(8)
Other	5	(1)
Income tax expense	102	120
Deferred Income Tax Assets and Liabilities

	As at December 31,
U.S.$ millions	2024	2023
Deferred income tax assets
Tax loss and credit carryforward	42	30
Disallowed interest carryforward	60	8
Foreign currency translation - net investment hedge	9	—
Other	27	8
	138	46
Less: valuation allowance	40	30
	98	16
Deferred income tax liabilities
Difference in accounting and tax bases of plant, property and equipment	1,107	966
Equity investments	75	78
Other	2	6
	1,184	1,050
Net Deferred income tax liabilities	1,086	1,034
The above deferred tax amounts have been classified on the consolidated balance sheets as follows:

	As at December 31,
U.S.$ millions	2024	2023
Deferred income tax assets
Deferred income tax assets	16	6
Deferred income tax liabilities
Deferred income tax liabilities	1,102	1,040
Net deferred income tax liabilities	1,086	1,034
The Company has Kansas state tax credits of $39 million (2023 – $39 million) that expire in 2025. The deferred tax asset attributable to the Kansas state tax credits, net of federal impact, is $30 million (2023 – $30 million). An income tax valuation allowance of $30 million in 2024 (2023 - $30 million), was recorded against the Kansas state tax credits as the Company concluded that it is more likely than not that the Kansas state tax benefit will not be realized in the future.
At each reporting date, the Company considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. The increase in valuation allowance is primarily a result of the foreign exchange movement resulting in unrecognized capital losses. At December 31, 2024, the Company has recognized the benefit of non-capital loss carryforwards of $46 million (2023 – nil) for federal and provincial purposes in Canada, which expire in 2044. At December 31, 2024, the Company has recognized the benefit of disallowed Canadian and U.S. interest expense of $271 million (2023 - $35 million) which may be carried forward indefinitely.
Income Tax Payments
Income tax payments of $49 million, net of refunds, were made in 2024 (2023 – $34 million).
South Bow and its entities are subject to either Canadian federal and provincial income tax or U.S. federal, state, and local income tax. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2016. Substantially all material U.S. federal, state, and local income tax matters have been concluded for years through 2016. The Company does not anticipate material adjustments as a result of audit examinations by taxing authorities and other legislative amendments during the next 12 months that would have a material impact on its consolidated financial statements.